Stockholders' Equity (Details Narrative)																		9 Months Ended	12 Months Ended
	Dec. 06, 2019 USD ($) $ / shares shares	Aug. 27, 2019 USD ($) shares	Jul. 30, 2019 USD ($)	Jun. 06, 2019 USD ($) shares	Mar. 26, 2019 USD ($) $ / shares shares	Jan. 30, 2019 USD ($) $ / shares shares	Dec. 24, 2018 USD ($) shares	Dec. 17, 2018 shares	Nov. 15, 2018 $ / shares shares	Nov. 14, 2018 USD ($) $ / shares shares	Sep. 04, 2018 USD ($) shares	Aug. 08, 2018 USD ($) $ / shares shares	Apr. 19, 2018 USD ($) $ / shares shares	Mar. 08, 2018 USD ($) $ / shares shares	Feb. 28, 2018 shares	Jan. 30, 2018 USD ($) $ / shares shares	Jan. 18, 2018 USD ($) shares	Sep. 30, 2020 USD ($) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Sep. 06, 2019 $ / shares	Sep. 25, 2018 $ / shares	Aug. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares
Number of common stock sold																	10,057
Proceeds from sale of common stock | $																	$ 300,000
Debt conversion, converted instrument, amount | $																				$ 159,584
Convertible notes payable | $																				$ 0
Debt conversion, converted instrument, shares issued																				4,518
Issuance of stock for services, shares																				3,333
Proceeds from common stock | $																				$ 15,000
Common stock, par value | $ / shares																			$ 0.0001	$ 0.0001
Issuance of shares value | $																			$ 1,985,001	$ 300,000
Preferred shares authorized																			5,000,000	5,000,000
Preferred shares par value | $ / shares																			$ 0.0001	$ 0.0001
Warrant exercise price | $ / shares														$ 15.60						$ 6.00				$ 59.04
Vested shares granted of common stock																			99,072	214,239
General and administrative expense | $																			$ 2,477,160	$ 2,230,634
Share based compensation | $																			280,275	82,436
Issuance common stock, description																For the Alpha Capital Anstalt issuance, the Company recorded 90% of the issuance or 192,336 common shares as cost of capital raise and 10% of the issuance or 21,371 common shares as advisory services.
Reduction to additional paid in capital and advisory service costs | $																$ 1,510,722
Warrants term														5 years
Sales and marketing expense | $																			$ 61,318	$ 6,982
Modified options shares																				60,516
Exercise price | $ / shares																			$ 2.32
Fair value of common stock, shares price | $ / shares																					$ 1.00	$ 1.00
Volatility rate																			151.76%
Risk-free interest rate																			2.70%
Expected life																			5 years 6 months
Amortization | $																			$ 391,564	$ 350,385
Share Price [Member]
Warrant exercise price | $ / shares														$ 13.20
Risk Free Interest Rate [Member]
Warrants, measurement input														2.63
Volatility Rate [Member]
Warrants, measurement input														120.63
Dividend Rate [Member]
Warrants, measurement input														0.00
Alpha Capital Anstalt [Member]
Issuance of common stock for cash, shares																213,707
General and administrative expense | $																$ 167,858
Palladium Capital Advisors [Member]
Issuance of common stock for cash, shares																35,558
General and administrative expense | $																$ 279,327
Maximum [Member]
Exercise price | $ / shares																				$ 13.26
Volatility rate																				151.79%
Risk-free interest rate																				3.00%
Expected life																				5 years 6 months
Minimum [Member]
Exercise price | $ / shares																				$ 1.62
Volatility rate																				118.10%
Risk-free interest rate																				2.79%
Expected life																				5 years 1 month 16 days
Common Stock [Member]
Issuance of common stock for cash, shares																			478,469	10,057
Issuance of shares value | $																			$ 48	$ 1
Common stock reserved for issuance																			12,477
Series Seed Preferred Stock [Member]
Conversion of stock, shares converted																275,691
Employee and Non-employee Stock Options [Member]
Vested shares granted of common stock						99,072													317,381
Vesting period						2 years
Stock option exercise price | $ / shares						$ 2.32
Stock option vesting value | $						$ 213,444
Unamortized stock compensation | $																			$ 131,693
Weighted-average recognition period																			1 year 26 days
Weighted-average exercise price per share, exercisable | $ / shares																			$ 16.78
2014 Equity Incentive Plan [Member]
Common stock reserved for issuance																			706,629
Common shares available for grant																			49,943
Amended and Restated 2014 Equity Incentive Plan [Member]
Common shares available for grant																			285,417
Restricted Stock Units (RSUs) [Member]
Number of restricted stock units issued				244,643
Fair market value of restricted stock | $					$ 3,243,966
Personal witholding taxes | $				$ 183,333
Shares of common stock retired				120,658
Selling, General and Administrative [Member]
Number of common stock amount granted to service provider | $																				$ 31,800
Selling, General and Administrative Expenses [Member]
Modified options shares																				74,109
Series H-4 Warrants [Member]
Common stock issued for exercise of warrant											260,116
Common Stock [Member]
Issuance of common stock for cash, shares								14,653
Conversion of stock, shares converted									1,666,490							101,991
Stock issued during period for compensation | $							$ 20,000
Stock issued during period for compensation, shares							33,333
Common Stock [Member] | Series Seed Preferred Stock [Member]
Conversion of stock, shares converted																45,949
Series H-4 Convertible Preferred Stock [Member]
Conversion of stock, shares converted								224	25,475
Preferred shares authorized														30,000
Preferred shares par value | $ / shares														$ 235.50
Preferred stock, conversion price | $ / shares														$ 14.13
Aggregate issued and outstanding shares percentage														9.99%
Conversion price | $ / shares	$ 2.826													$ 2.826									$ 3.60
Deemed dividend | $																			$ 55,853
Preferred stock, fair value assumptions																			The deemed dividend was recorded as an increase to accumulated deficit and increase in additional paid-in capital and reduced net income available to common shareholders by the same amount. The Company valued (a) the fair value of the Series H-4 Shares immediately before the re-pricing in the amount of $203,927, (b) the fair value of the Series H-4 Shares immediately after the re-pricing in the amount of $259,780, and (c) recorded the difference as deemed dividend in the amount of $55,853. The Series H-4 Shares were valued at fair market value on the date of the exchange using the following assumptions: (a) the stated value of $1,184,094 divided by the conversion price of $3.60 multiplied by the fair market value per shares of $0.62 results in $203,927, and (b) stated value $1,184,094 divided by the conversion price of $2.826 multiplied by the fair market value of $0.62 per shares results in $259,780. See "Issuance of Series H-5 Warrants".
Preferred stock exercises description																			If at any time (i) the volume weighted average price ("VWAP") of the Common Stock exceeds $35.10 for not less than ten (10) consecutive Trading Days (the "Mandatory Exercise Measuring Period"); (ii) the daily average number of shares of Common Stock traded during the Mandatory Exercise Measuring Period equals or exceeds 25,000; and (iii) no equity conditions failure has occurred as of such date, then the Company shall have the right to require the holder to exercise all or any portion of the Series H-4 Warrants still unexercised for a cash exercise.
Series H-4 Convertible Preferred Stock [Member] | Maximum [Member]
Preferred shares authorized														30,000
Preferred shares par value | $ / shares														$ 235.50
Series H-4 Convertible Preferred Stock [Member] | Common Stock [Member]
Conversion of stock, shares converted																			21,591
Conversion of shares, stock issued																			1,412,420
Series K Warrant [Member] | Common Stock [Member]
Common stock issued for exercise of warrant																		277,778
Common stock issued for exercise of warrant, value | $																		$ 16,667
Series A Preferred Stock [Member]
Issuance of common stock for cash, shares
Conversion of stock, shares converted																611,944
Issuance of shares value | $
Preferred shares authorized																			1,963,877	1,963,877
Series H Convertible Preferred Stock [Member]
Issuance of common stock for cash, shares																8
Preferred shares par value | $ / shares																$ 154
Preferred stock, conversion price | $ / shares																$ 36.96
Aggregate issued and outstanding shares percentage																9.99%
Series H 1 Convertible Preferred Stock [Member]
Preferred shares authorized																9,488
Series H 2 Convertible Preferred Stock [Member]
Preferred shares authorized																3,500
Preferred shares par value | $ / shares																$ 138
Series H-3 Preferred Stock [Member]
Issuance of common stock for cash, shares																2,189
Preferred shares par value | $ / shares																$ 138
Preferred stock, conversion price | $ / shares																$ 33.12
Aggregate issued and outstanding shares percentage																9.99%
Series H-5 Convertible Preferred Stock [Member]
Preferred shares authorized	50,000
Preferred shares par value | $ / shares	$ 72.00
Preferred stock, conversion price | $ / shares	$ 0.72																		$ 0.1584
Aggregate issued and outstanding shares percentage	9.99%
Series H-4 Shares [Member]
Issuance of stock for services, shares														1,371
Increase and decrease to additional paid in capital | $														$ 568,648
Common Stock Warrants [Member]
Issuance of stock for services, shares														22,850
Merger Warrants [Member]
Warrants term																				5 years
Warrants exercisable, description																				The warrants to purchase common stock (the "Merger Warrants") issued in connection with the convertible debt in 2017 are fully vested and exercisable for five years through November 14, 2021
Warrants exercisable term																				5 years
Amortization | $																				$ 176,000
Merger Warrants [Member] | Share Price [Member]
Warrant exercise price | $ / shares																				$ 59.04
Merger Warrants [Member] | Risk Free Interest Rate [Member]
Warrants, measurement input																				2.01
Merger Warrants [Member] | Volatility Rate [Member]
Warrants, measurement input																				150
Merger Warrants [Member] | Dividend Rate [Member]
Warrants, measurement input																				0.00
Merger Warrants [Member] | Maximum [Member]
Warrant exercise price | $ / shares																				$ 17.40
Merger Warrants [Member] | Maximum [Member] | Risk Free Interest Rate [Member]
Warrants, measurement input																				1.70
Merger Warrants [Member] | Maximum [Member] | Volatility Rate [Member]
Warrants, measurement input																				147
Merger Warrants [Member] | Minimum [Member]
Warrant exercise price | $ / shares																				$ 16.68
Merger Warrants [Member] | Minimum [Member] | Risk Free Interest Rate [Member]
Warrants, measurement input																				1.61
Merger Warrants [Member] | Minimum [Member] | Volatility Rate [Member]
Warrants, measurement input																				161
Series H-4 Warrants [Member]
Issuance of common stock for cash, shares											260,116	447,383
Warrants to purchase share of common stock											260,116	260,116
Stock and warrants issued amount | $	$ 77,084
Warrants retired amount | $	79,106
Deemed dividend amount | $	$ 2,022
Warrant exchange description	The Series H-4 Warrants contain anti-dilution price protection that was triggered on December 6, 2019 upon the issuance of the series H-5 Warrants (as defined below), causing the exercise price to decrease from $3.60 per share to $3.12 per share. As a result, the Company recorded a deemed dividend of $2,022 which represents the fair value transferred to the Series H-4 warrant holders from the anti-dilution protection being triggered. The deemed dividend was recorded as an increase to accumulated deficit and increase in additional paid-in capital and reduced net income available to common shareholders by the same amount. The Company valued (a) the fair value of the Series H-4 Shares immediately before the re-pricing in the amount of $77,084, (b) the fair value of the Series H-4 Shares immediately after the re-pricing in the amount of $79,106, and													The terms of the Series J Warrants are substantially identical to the terms of the Series H-4 Warrants except that (i) the exercise price is equal to $6.00, (ii) the Series J Warrants may be exercised at all times beginning on the 6-month anniversary of the issuance date on a cash basis and also on a cashless basis, (iii) the Series J Warrants do not contain any provisions for anti-dilution adjustment and (iv) the Company has the right to require the Holders to exercise all or any portion of the Series J Warrants still unexercised for a cash exercise if the volume-weighted average price (as defined in the Series J Warrant) for the Company's common stock equals or exceeds $9.00 for not less than ten consecutive trading days.
Warrant exercise price | $ / shares												$ 15.60
Deemed dividend | $	$ 2,022											$ 63,760
Mandatory exercise measuring, description														If at any time (i) the VWAP of the Common Stock exceeds $9.00 for not less than the Mandatory Exercise Measuring Period; (ii) the daily average number of shares of Common Stock traded during the Mandatory Exercise Measuring Period equals or exceeds 25,000; and (iii) no equity conditions failure has occurred as of such date, then the Company shall have the right to require the holder to exercise all or any portion of the Series J Warrants still unexercised for a cash exercise.
Warrant, exercise price, decrease | $ / shares	$ 3.60													$ 3.60
Proceeds from issuance of warrants | $											$ 936,423
Warrant, exercise price, increase | $ / shares	3.12
Series H-4 Warrants [Member] | Share Price [Member]
Fair value of common stock, shares price | $ / shares	$ 0.62
Series H-4 Warrants [Member] | Risk Free Interest Rate [Member]
Warrants, measurement input	1.64
Series H-4 Warrants [Member] | Volatility Rate [Member]
Warrants, measurement input	155.1
Series H-4 Warrants [Member] | Dividend Rate [Member]
Warrants, measurement input	0.00
Series H-4 Warrants [Member] | Expected Life [Member]
Warrants term	3 years 2 months 30 days
Percentage for common stock beneficial ownership	9.99%
Series H-4 Warrants [Member] | Maximum [Member]
Warrants to purchase share of common stock									187,267
Warrant exercise price | $ / shares									$ 3.60
Series J Warrants [Member]
Deemed dividend | $																			$ 1,019,040
Fair value of modified award | $																			129,476
Fair value adjustment of warrants | $																			$ 889,564
Series J Warrants [Member] | Share Price [Member]
Warrant exercise price | $ / shares																			$ 3.90
Series J Warrants [Member] | Volatility Rate [Member]
Warrants, measurement input																			144.3
Series J Warrants [Member] | Dividend Rate [Member]
Warrants, measurement input																			0.00
Series J Warrants [Member] | Risk Free Interest Rate One [Member]
Warrants, measurement input																			2.77
Series J Warrants [Member] | Risk Free Interest Rate Two [Member]
Warrants, measurement input																			2.786
Series J Warrants [Member] | Maximum [Member]
Warrants term																			5 years
Series J Warrants [Member] | Minimum [Member]
Warrants term																			4 years 6 months 3 days
Series K Warrants [Member]
Warrants to purchase share of common stock										277,778
Warrant exercise price | $ / shares										$ 3.54
Proceeds from issuance of warrants | $										$ 983,329
Warrants expiration period																			The warrants expire through the years 2020 - 2024, except for the Series K Warrant which has no expiration date.
Series H-5 Warrants [Member]
Warrants to purchase share of common stock	3,715,254
Warrant exercise price | $ / shares	$ 0.792
Warrants term	5 years
Percentage for common stock beneficial ownership	9.99%
Series H-5 Warrants [Member] | Palladium Capital Advisors [Member]
Proceeds from issuance of warrants | $	$ 200,000
Series H-5 Warrants [Member] | Floor Price [Member]
Warrant exercise price | $ / shares	$ 0.1584
Investor [Member] | Common Stock [Member]
Conversion of stock, shares converted								14,653											1,412,420
Investor [Member] | Series H-4 Convertible Preferred Stock [Member]
Conversion of stock, shares converted								224											21,591
Service Provider [Member]
Issuance of stock for services, shares																			116,666
Number of common stock amount granted to service provider | $																			$ 222,200
Director [Member] | Common Stock [Member]
Issuance of common stock for cash, shares																			31,646
Director [Member] | Selling, General and Administrative [Member] | Common Stock [Member]
Issuance of shares value | $																			$ 25,000
Grantee [Member] | Common Stock [Member]
Proceeds from sale of common stock | $																			$ 9,857
Two Members of Management [Member] | Restricted Stock Units (RSUs) [Member]
Number of restricted stock units issued															244,643
Chairman [Member] | Restricted Stock Units (RSUs) [Member]
Issuance of shares value | $			$ 60,000
Cash compensation | $			90,000
Non-Chairman [Member] | Restricted Stock Units (RSUs) [Member]
Issuance of shares value | $			50,000
Cash compensation | $			$ 30,000
Board of Directors [Member] | Restricted Stock Units (RSUs) [Member]
Vested shares granted of common stock																			31,646
Vested shares not been issued																			132,913
General and administrative expense | $																			$ 237,855
Share based compensation | $																			25,000
Additional paid in capital | $		$ 25,000
One Board Member [Member] | Restricted Stock Units (RSUs) [Member]
Vested shares granted of common stock		31,646
Warrant Exchange [Member]
Stock and warrants issued amount | $													$ 972,368
Warrants retired amount | $													655,507
Deemed dividend amount | $													$ 316,861
Warrant exchange description													On April 19, 2018, the Company entered into separate Warrant Exchange Agreements (the "Exchange Agreements") with the holders (the "Merger Warrant Holders") of existing warrants issued in the Merger (the "Merger Warrants") to purchase shares of common stock, pursuant to which, on the closing date, the Merger Warrant Holders exchanged each Merger Warrant for 1/18 of a share of common stock and 1/12 of a warrant to purchase a share of common stock (collectively, the "Series I Warrants"). The Series I Warrants have an exercise price of $13.80 per share. In connection with the Exchange Agreements, the Company issued an aggregate of (i) 48,786 new shares of common stock and (ii) Series I Warrants to purchase an aggregate of 73,178 shares of common stock. The Company valued (a) the stock and warrants issued in the amount of $972,368, (b) the warrants retired in the amount of $655,507, and (c) recorded the difference as deemed dividend in the amount of $316,861.
Mandatory exercise measuring, description													If at any time (i) the volume weighted average price ("VWAP") of the Common Stock exceeds $27.60 for not less than the Mandatory Exercise Measuring Period; (ii) the daily average number of shares of Common Stock traded during the Mandatory Exercise Measuring Period equals or exceeds 25,000; and (iii) no equity conditions failure has occurred as of such date, then the Company shall have the right to require the holder to exercise all or any portion of the Series I Warrants still unexercised for a cash exercise.
Warrant Exchange [Member] | Share Price [Member]
Warrant exercise price | $ / shares													$ 10.32
Warrant Exchange [Member] | Dividend Rate [Member]
Warrants, measurement input													0.00
Warrant Exchange [Member] | Maximum [Member]
Warrants term													4 years 1 month 16 days
Warrant Exchange [Member] | Maximum [Member] | Risk Free Interest Rate [Member]
Warrants, measurement input													2.94
Warrant Exchange [Member] | Maximum [Member] | Volatility Rate Two [Member]
Warrants, measurement input													110
Warrant Exchange [Member] | Minimum [Member]
Warrants term													3 years
Warrant Exchange [Member] | Minimum [Member] | Risk Free Interest Rate [Member]
Warrants, measurement input													2.76
Warrant Exchange [Member] | Minimum [Member] | Volatility Rate [Member]
Warrants, measurement input													103
Warrant Exchange [Member] | Common Stock [Member]
Issuance of common stock for cash, shares													48,786
Warrant Exchange [Member] | Series I Warrants [Member]
Warrants to purchase share of common stock													73,178
Warrant exercise price | $ / shares													$ 13.80
Warrant Exchange [Member] | Warrant Holders [Member]
Issuance of common stock for cash, shares													48,786
Stock and warrants issued amount | $													$ 972,368
Warrants retired amount | $													655,507
Deemed dividend amount | $													$ 316,861
Warrant exchange description													On April 19, 2018, the Company entered into separate Warrant Exchange Agreements with the holders of existing warrants issued in the WPCS Merger to purchase shares of common stock, pursuant to which, on the closing date, the Merger Warrant Holders exchanged each Merger Warrant for 1/18 of a share of common stock and 1/12 of a warrant to purchase a share of common stock. In connection with the Exchange Agreements, the Company issued an aggregate of (i) 48,786 new shares of common stock and (ii) Series I Warrants to purchase an aggregate of 73,178 shares of common stock. The Company valued (a) the stock and warrants issued in the amount of $972,368, (b) the warrants retired in the amount of $655,507, and (c) recorded the difference as deemed dividend in the amount of $316,861. See below under "Warrants" for further details.
Warrant Exchange [Member] | Warrant Holders [Member] | Series I Warrants [Member]
Warrants to purchase share of common stock													73,178
Securities Purchase Agreement [Member] | Series H-4 Convertible Preferred Stock [Member]
Issuance of common stock for cash, shares														25,472
Warrants to purchase share of common stock														424,533
Stock and warrants issued amount | $														$ 6,000,000
Conversion of stock, shares converted														424,533
Preferred shares par value | $ / shares														$ 0.0001
Warrant exercise price | $ / shares														15.60
Purchase price per | $ / shares														$ 235.50
Closing price of the common stock, description														The purchase price per Series H-4 Shares and Series H-4 Warrant was $235.50, equal to (i) the closing price of the Common Stock on the Nasdaq Capital Market on March 7, 2018, plus $0.125 multiplied by (ii) 100. The aggregate purchase price for the Series H-4 Shares and Series H-4 Warrants was approximately $6.0 million. Subject to certain ownership limitations, the Series H-4 Warrants are immediately exercisable from the issuance date and are exercisable for a period of five years from the issuance date.
Securities Purchase Agreement [Member] | Series H-5 Convertible Preferred Stock [Member]
Issuance of common stock for cash, shares	34,722
Conversion of stock, shares converted	3,472,200
Preferred shares par value | $ / shares	$ 0.0001
Purchase price per | $ / shares	$ 72.00
Closing price of the common stock, description	The purchase price per Series H-5 Stock was $72.00, equal to (i) the closing price of the Common Stock on the Nasdaq Capital Market on December 5, 2019, plus $0.125 multiplied by (ii) 100. The aggregate purchase price for the Series H-5 Stock was approximately $2.5 million.
Securities Purchase Agreement [Member] | Investor [Member] | IPO [Member] | Common Stock [Member]
Number of common stock sold					478,469
Proceeds from common stock | $					$ 1,985,001
Common stock, par value | $ / shares					$ 0.0001
Offering price | $ / shares					$ 4.18
Offering expenses | $					$ 15,000
Prior to WPCS Merger [Member]
Debt conversion, converted instrument, amount | $																$ 3,682,502
Convertible notes payable | $																$ 4,840,000
Debt conversion, converted instrument, shares issued																136,785
Before Re-pricing [Member] | Series H-4 Convertible Preferred Stock [Member]
Fair value of preferred stock | $																			203,927
After Re-pricing [Member] | Series H-4 Convertible Preferred Stock [Member]
Fair value of preferred stock | $																			$ 259,780
Pre-Modification [Member]
Fair value of common stock, shares price | $ / shares																				$ 2.40
Volatility rate																				231.00%
Dividend yield																				0.00%
Risk-free interest rate																				2.45%
Expected life																				2 months 30 days
Pre-Modification [Member] | Maximum [Member]
Exercise price | $ / shares																				$ 633.60
Pre-Modification [Member] | Minimum [Member]
Exercise price | $ / shares																				28.56
Post-Modification [Member]
Fair value of common stock, shares price | $ / shares																				$ 2.40
Volatility rate																				152.00%
Dividend yield																				0.00%
Post-Modification [Member] | Maximum [Member]
Exercise price | $ / shares																				$ 633.60
Risk-free interest rate																				2.69%
Expected life																				8 years 4 months 6 days
Post-Modification [Member] | Minimum [Member]
Exercise price | $ / shares																				$ 285.56
Risk-free interest rate																				2.62%
Expected life																				6 years 7 days